Initial Public Offering (Details) - USD ($)		6 Months Ended		9 Months Ended
	Jan. 11, 2021	Jan. 11, 2021	Dec. 31, 2020	Sep. 30, 2021	Nov. 01, 2021	May 31, 2021
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share						$ 0.000001
Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	3,600,000	3,600,000	3,600,000	3,600,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Offering cost			$ 245,462	$ 5,710,734
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50	$ 11.50
IPO [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	27,600,000	27,600,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00
Gross proceeds	$ 276,000,000.0
Offering cost	15,800,000
Deferred underwriting commissions	$ 9,700,000	$ 9,700,000
Number of warrants in a unit	0.33
IPO [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of shares issuable per warrant	1	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-Allotment Option [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued	3,600,000	3,600,000